SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Non-current assets:
Total current assets		$ 59,129,558	$ 61,747,189
Total non-current assets		10,203,074	7,886,861
Total Assets		69,332,632	69,634,050
LIABILITIES AND EQUITY
LIABILITIES		23,875,132	29,178,537
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares (par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 and 15,500,000 shares issued and outstanding as of September 30, 2025 and 2024, respectively.)	[1]	17,025	15,500
Subscription receivable		(15,500)	(15,500)
Retained earnings		38,207,918	37,339,006
Accumulated other comprehensive loss		(1,397,475)	(861,374)
Total equity attributable to Leishen Energy Holding Co., Ltd		45,432,735	39,786,592
Total Liabilities and Equity		69,332,632	69,634,050
Parent Company [Member]
Non-current assets:
Cash and cash equivalents		3,497,762
Amounts due from a subsidiary		1,500,000
Total current assets		4,997,762
Investment in subsidiaries		40,434,973	39,786,592
Total non-current assets		40,434,973	39,786,592
Total Assets		45,432,735	39,786,592
LIABILITIES AND EQUITY
LIABILITIES
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares (par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 and 15,500,000 shares issued and outstanding as of September 30, 2025 and 2024, respectively.)		17,025	15,500
Subscription receivable		(15,500)	(15,500)
Additional paid-in capital		6,544,298	1,617,966
Statutory reserves		2,076,469	1,690,994
Retained earnings		38,207,918	37,339,006
Accumulated other comprehensive loss		(1,397,475)	(861,374)
Total equity attributable to Leishen Energy Holding Co., Ltd		45,432,735	39,786,592
Total Liabilities and Equity		$ 45,432,735	$ 39,786,592

[1]	Gives retroactive effect to reflect the business reorganization in March 2023.